BROKERAGE ACCOUNT	12 Months Ended
Dec. 31, 2020
BROKERAGE ACCOUNT
NOTE 4 - BROKERAGE ACCOUNT

As of December 31, 2020, the market value of the Company’s account portfolio, consisting of stocks only, was $180,587. The Company transferred $170,000 cash from accounts to brokerage account during the 3rd quarter of 2020 and realized a net gain of $34,022 on investments and $17,000 in investment expense. The Company invested in various industries within the Nasdaq and New York stock exchange.